Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating Loss Carryforwards [Line Items]
Deferred federal and state tax expense (benefit)	$ (10,600)	$ 9,600	$ 21,800
Foreign deferred tax expense (benefit)	(100)	800	1,000
Federal and state current income taxes	(4,200)	1,300	2,900
Foreign current tax expense	3,025	5,420	2,597
Tax expense (benefit)	(17,879)	6,246	17,281
Unrecognized tax benefits period increase (decrease)	1,400	2,200	1,100
Tax benefit pertaining to federal tax rate change			16,900
Tax credits	4,484	5,659	1,247
Valuation allowance, deferred tax asset, increase (decrease)	6,000
Disallowed interest carryforwards	114,900
Net operating loss carry-forwards annual limitations	77,100
Credit carry-forward	37,373	33,526
Unrecognized tax positions	4,700	4,400
Penalties and interest expense	500	$ 400	100
One-time income tax benefit on re-measurement of certain deferred tax assets and liabilities			(16,900)
Undistributed earnings	14,800
Cumulatively profitable foreign jurisdiction	14,800
Federal
Operating Loss Carryforwards [Line Items]
Valuation allowance, deferred tax asset, increase (decrease)	44,100
Federal And State
Operating Loss Carryforwards [Line Items]
Tax credits			$ 1,200
NETHERLANDS
Operating Loss Carryforwards [Line Items]
Valuation allowance, deferred tax asset, increase (decrease)	3,500
BRAZIL
Operating Loss Carryforwards [Line Items]
Valuation allowance, deferred tax asset, increase (decrease)	1,500
CHINA
Operating Loss Carryforwards [Line Items]
Valuation allowance, deferred tax asset, increase (decrease)	1,000
Subsidiaries | Non-US
Operating Loss Carryforwards [Line Items]
Cash	$ 28,900